Property, Plant and Equipment - Schedule of Movement in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		R$ 3,256	R$ 2,411		R$ 2,419
Depreciation		(172)	(170)		(172)
Property plant and equipment, Ending balance		584	3,256
Property plant and equipment, Beginning balance		3,256
Additions			1,006		176
Business Combination		87	70
Disposals - Assets classified as held for sale		(21)	(58)		(12)
Disposals		(19)	(3)
Transfers / Capitalizations
Property plant and equipment, Ending balance		3,715	3,256		2,411
Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		2,049	2,031		2,113
Depreciation		(172)	(170)		(172)
Property plant and equipment, Ending balance		3	2,049
Property plant and equipment, Beginning balance		2,049
Additions			1
Business Combination		87	70
Disposals - Assets classified as held for sale		(13)	(58)		(12)
Disposals		(2)	(1)
Transfers / Capitalizations		107	176		102
Property plant and equipment, Ending balance		2,059	2,049		2,031
Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		1,207	380		306
Depreciation
Property plant and equipment, Ending balance			1,207
Property plant and equipment, Beginning balance		1,207
Additions		581	1,005		176
Business Combination
Disposals - Assets classified as held for sale		(8)
Disposals		(17)	(2)
Transfers / Capitalizations		(107)	(176)		(102)
Property plant and equipment, Ending balance		1,656	1,207		380
Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		214	217	[1]	220	[2]
Depreciation		(3)	(3)		(3)
Property plant and equipment, Ending balance	[3]		214
Property plant and equipment, Beginning balance	[3]	214
Additions		2
Business Combination
Disposals - Assets classified as held for sale			(2)
Disposals		(1)
Transfers / Capitalizations		1	2
Property plant and equipment, Ending balance		213	214		217	[1]
Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		853	870		944
Depreciation		(80)	(79)		(81)
Property plant and equipment, Ending balance			853
Property plant and equipment, Beginning balance		853
Additions
Business Combination
Disposals - Assets classified as held for sale		(7)	(22)
Disposals		(1)
Transfers / Capitalizations		54	84		7
Property plant and equipment, Ending balance		819	853		870
Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		227	233		248
Depreciation		(17)	(17)		(17)
Property plant and equipment, Ending balance			227
Property plant and equipment, Beginning balance		227
Additions
Business Combination
Disposals - Assets classified as held for sale		(1)	(5)
Disposals
Transfers / Capitalizations		3	16		2
Property plant and equipment, Ending balance		212	227		233
Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		748	706		697
Depreciation		(71)	(69)		(70)
Property plant and equipment, Ending balance			748
Property plant and equipment, Beginning balance		748
Additions		1	1
Business Combination		87	70
Disposals - Assets classified as held for sale		(5)	(29)		(12)
Disposals			(1)
Transfers / Capitalizations		48	70		91
Property plant and equipment, Ending balance		808	748		706
Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		4	2		1
Depreciation		(1)	(2)		(1)
Property plant and equipment, Ending balance			4
Property plant and equipment, Beginning balance		4
Additions
Business Combination
Disposals - Assets classified as held for sale
Disposals
Transfers / Capitalizations		1	4		2
Property plant and equipment, Ending balance		4	4		2
Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		3	3		3
Depreciation
Property plant and equipment, Ending balance			3
Property plant and equipment, Beginning balance		3
Additions
Business Combination
Disposals - Assets classified as held for sale
Disposals
Transfers / Capitalizations
Property plant and equipment, Ending balance		3	3		R$ 3
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		8,731
Property plant and equipment, Ending balance		9,324	8,731
Gross carrying amount [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		7,524
Property plant and equipment, Ending balance		7,668	7,524
Gross carrying amount [member] | Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		1,207
Property plant and equipment, Ending balance		1,656	1,207
Gross carrying amount [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		247
Property plant and equipment, Ending balance		249	247
Gross carrying amount [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		3,323
Property plant and equipment, Ending balance		3,339	3,323
Gross carrying amount [member] | Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		1,095
Property plant and equipment, Ending balance		1,095	1,095
Gross carrying amount [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		2,826
Property plant and equipment, Ending balance		2,951	2,826
Gross carrying amount [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		19
Property plant and equipment, Ending balance		20	19
Gross carrying amount [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		14
Property plant and equipment, Ending balance		14	14
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(5,475)
Property plant and equipment, Ending balance		(5,609)	(5,475)
Accumulated depreciation and amortisation [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(5,475)
Property plant and equipment, Ending balance		(5,609)	(5,475)
Accumulated depreciation and amortisation [member] | Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance
Property plant and equipment, Ending balance
Accumulated depreciation and amortisation [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(33)
Property plant and equipment, Ending balance		(36)	(33)
Accumulated depreciation and amortisation [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(2,470)
Property plant and equipment, Ending balance		(2,520)	(2,470)
Accumulated depreciation and amortisation [member] | Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(868)
Property plant and equipment, Ending balance		(883)	(868)
Accumulated depreciation and amortisation [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(2,078)
Property plant and equipment, Ending balance		(2,143)	(2,078)
Accumulated depreciation and amortisation [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(15)
Property plant and equipment, Ending balance		(16)	(15)
Accumulated depreciation and amortisation [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		(11)
Property plant and equipment, Ending balance		R$ (11)	R$ (11)

[1]	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.
[2]	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.
[3]	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.